TRADE RECEIVABLES	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
TRADE RECEIVABLES
7.	TRADE RECEIVABLES
The Company’s trade receivables arise from customers for usage of Sky Play®. The amounts are unsecured, interest free and repayable upon written notice given from the Company.